FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2017
Assets:
Total Assets	$ 1,553	$ 2,077
Liabilities:
Loans and borrowings	6,701	7,162
Convertible notes	27,142	26,566
Total Liabilities	33,843	33,728
Fair Value, Inputs, Level 1 [Member]
Assets:
Total Assets		319
Liabilities:
Loans and borrowings
Convertible notes
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Assets:
Total Assets		57
Liabilities:
Loans and borrowings	6,701	7,162
Convertible notes	27,142	26,566
Total Liabilities	33,843	33,728
Fair Value, Inputs, Level 3 [Member]
Assets:
Total Assets	1,553	1,701
Liabilities:
Loans and borrowings
Convertible notes
Total Liabilities
Lift & Co [Member]
Assets:
Investment		376
Lift & Co [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment		319
Lift & Co [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment		57
Lift & Co [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment
Cansativa [Member]
Assets:
Investment	1,553	1,701	$ 923
Cansativa [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Investment
Cansativa [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Investment	$ 1,553	$ 1,701